Additional analysis of debt securities (Tables)	6 Months Ended
Jun. 30, 2020
Debt securities | US
Financial investments
Schedule of analysis of securities

	2020 $m	2019 $m
	30 Jun	31 Dec
Available-for-sale	37,597	57,091
Fair value through profit and loss	1,418	1,437
Total US debt securities	39,015	58,528

Debt securities | US insurance operations
Financial investments
Schedule of movements in unrealised gains and losses on available-for-sale securities

		Changes in unrealised
		appreciation reflected in
		other comprehensive income
		Gains recycled to
		income statement on	Unrealised gains
		transfer of debt	(losses) arising in
	30 Jun 2020 $m	securities to Athene	the period	31 Dec 2019 $m
		note D1
Assets fair valued at below book value
Book value*	2,188			3,121
Unrealised gain (loss)	(109)		(82)	(27)
Fair value (as included in statement of financial position)	2,079			3,094
Assets fair valued at or above book value
Book value*	32,190			50,474
Unrealised gain (loss)	3,328	(2,817)	2,622	3,523
Fair value (as included in statement of financial position)	35,518			53,997
Total
Book value*	34,378			53,595
Net unrealised gain (loss)	3,219	(2,817)	2,540	3,496
Fair value (as included in the footnote above in the overview table and the statement of financial position)	37,597			57,091

*    Book value represents cost or amortised cost of the debt securities.

Schedule of securities classified as available-for-sale in an unrealised loss position

(i)	Fair value of securities as a percentage of book value

The following table shows the fair value of the debt securities in a gross unrealised loss position for various percentages of book value:

	30 Jun 2020 $m		31 Dec 2019 $m
	Fair	Unrealised	Fair	Unrealised
	value	loss	value	loss
Between 90% and 100%	1,871	(62)	3,083	(25)
Between 80% and 90%	111	(17)	11	(2)
Below 80%	97	(30)	-	-
Total	2,079	(109)	3,094	(27)

(ii)	Unrealised losses by maturity of security

	2020 $m	2019 $m
	30 Jun	31 Dec
1 year to 5 years	(30)	(1)
5 years to 10 years	(39)	(12)
More than 10 years	(20)	(7)
Mortgage-backed and other debt securities	(20)	(7)
Total	(109)	(27)

(iii)	Age analysis of unrealised losses for the periods indicated

The following table shows the age analysis of all the unrealised losses in the portfolio by reference to the length of time the securities have been in an unrealised loss position:

	30 Jun 2020 $m			31 Dec 2019 $m
	Non-			Non-
	investment	Investment		investment	Investment
Age analysis	grade	grade*	Total	grade	grade*	Total
Less than 6 months	(24)	(80)	(104)	(1)	(20)	(21)
6 months to 1 year	(3)	(1)	(4)	(1)	(1)	(2)
1 year to 2 years	—	—	—	—	(1)	(1)
2 years to 3 years	(1)	—	(1)	—	(1)	(1)
More than 3 years	—	—	—	—	(2)	(2)
Total	(28)	(81)	(109)	(2)	(25)	(27)

*      For Standard and Poor's, Moody’s and Fitch rated debt securities, those with ratings range from AAA to BBB- are designated as investment grade. For NAIC rated debt securities, those with ratings 1 or 2 are designated as investment grade.

Further, the following table shows the age analysis of the securities whose fair values were below 80 per cent of the book value:

	30 Jun 2020 $m		31 Dec 2019 $m
	Fair	Unrealised	Fair	Unrealised
Age analysis	value	loss	value	loss
Less than 3 months	60	(17)	—	—
3 months to 6 months	37	(13)	—	—
Total below 80%	97	(30)	—	—

Consolidated investment funds
Financial investments
Schedule of analysis of securities

	30 Jun 2020 $m			2019 $m
	Asia	US	Group total	31 Dec
Debt securities held by consolidated investment funds	17,219	1,244	18,463	22,113

Corporate bonds | US insurance operations
Financial investments
Schedule of analysis of securities

	2020 $m	2019 $m
	30 Jun	31 Dec
Publicly traded and SEC Rule 144A securities*	21,215	34,781
Non-SEC Rule 144A securities	7,897	9,842
Total US corporate bonds	29,112	44,623

*     A 1990 SEC rule that facilitates the resale of privately placed securities under Rule 144A that are without SEC registration to qualified institutional investors. The rule was designed to develop a more liquid and efficient institutional resale market for unregistered securities.

Asset-backed securities
Financial investments
Schedule of analysis of securities

	2020 $m	2019 $m
	30 Jun	31 Dec
RMBS
Sub-prime (30 Jun 2020: 2% AAA)	35	93
Alt-A (30 Jun 2020: 35% AAA, 39% A)	14	116
Prime including agency (30 Jun 2020: 85% AAA, 6% AA, 5% A)	263	862
CMBS (30 Jun 2020: 86% AAA, 5% AA, 3% A)	1,646	3,080
CDO funds (30 Jun 2020: 81% AAA, 9% AA, 5% A), $nil exposure to sub-prime	397	696
Other ABS (30 Jun 2020: 26% AAA, 5% AA, 48% A), $35 million exposure to sub-prime	999	1,168
Total US asset-backed securities	3,354	6,015

Bank debt securities
Financial investments
Schedule of analysis of securities

	30 Jun 2020 $m					2019 $m
	Senior debt	Subordinated debt				31 Dec
					Group
Shareholder-backed business	Total	Tier 1	Tier 2	Total	total	Group total
Asia	549	572	329	901	1,450	993
Eurozone	223	—	26	26	249	337
United Kingdom	352	7	91	98	450	723
United States	1,565	5	52	57	1,622	3,134
Other	259	—	137	137	396	647
Total	2,948	584	635	1,219	4,167	5,834

With-profits funds
Asia	534	87	572	659	1,193	1,130
Eurozone	77	—	101	101	178	131
United Kingdom	182	1	105	106	288	155
United States	670	2	15	17	687	34
Other	116	—	262	262	378	284
Total	1,579	90	1,055	1,145	2,724	1,734